BMO Funds, Inc.
111 East Kilbourn Avenue
Milwaukee, WI  53202
Ph. (direct):  414-765-8241
Fax (direct):  414-287-7025

September 26, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

RE:

BMO Funds, Inc. Post-Effective Amendment No. 99 to Registration Statement
on Form N-1A (Reg. Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of BMO Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A.  This Post-Effective Amendment No. 99 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of designating October 27, 2014 as the new date upon which Post-Effective Amendment No. 98 (filed on August 29, 2014) will become effective.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

BMO Funds, Inc.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

working group